Investment in Associates and Joint Venture - Associate Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Total current assets	$ 315,796	$ 438,888
Total current liabilities	(437,538)	(669,405)
Non-current
Total non-current assets	4,907,399	4,735,919
Total non-current liabilities	(3,135,804)	(2,522,280)
Financial information from the statements of profit or loss
Revenues	668,637	618,344	$ 525,229
Profit for the year	(115,613)	126,398	84,209
Total comprehensive income for the year	(117,849)	126,089	91,244
Group's share in profit	1,627	1,800	1,159
Dividend declared	(193,436)	(178,028)	(121,071)
Associates
Current
Total current assets	22,749	20,836
Total current liabilities	(15,258)	(16,333)
Non-current
Total non-current assets	106,421	114,459
Total non-current liabilities	(82,153)	(90,879)
Net assets	31,759	28,083
Group's share	7,840	6,939
Effect from translation	(41)	(47)
Goodwill	13,821	13,821
Investment in associates and joint venture	21,620	20,713	20,800
Financial information from the statements of profit or loss
Revenues	26,294	23,513	19,627
Profit for the year	6,429	7,040	4,637
Total comprehensive income for the year	6,429	7,040	4,637
Group's share in profit	1,627	1,800	1,159
Dividend declared	(3,510)	(8,091)	(2,759)
Group's share in dividend	$ 878	$ 2,023	$ 690